Consolidated Comprehensive Income (Parenthetical) (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Foreign currency translation, tax (provision)/benefit	$ (82)	$ (78)	$ 57
Pension and other postretirement benefits, Current year prior service credit (cost), tax (provision)/benefit	5	(2)	(2)
Pension and other postretirement benefits, Amortization of prior service (credit) cost, tax (provision)/benefit	18	13	19
Pension and other postretirement benefits, Amortization of transition (asset) obligation, tax (provision)/benefit	0	0	(1)
Derivative financial instruments, Gains (losses) deferred, tax (provision)/benefit	11	69	2
Derivative financial instruments, (Gains) losses reclassified to earnings, tax (provision)/benefit	(51)	(2)	(25)
Available-for-sale securities, Gains (losses) deferred, tax (provision)/benefit	9	(12)	(15)
Available-for-sale securities, (Gains) losses reclassified to earnings, tax (provision)/benefit	$ 20	$ 11	$ 6